Net-of-Tax Summary of Changes in AOCI by Component (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended				12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation, Beginning Balance				$ (387)						$ (72)
Foreign currency translation, Other comprehensive (loss) income before reclassifications				(235)		$ (242)		$ (387)		72
Foreign currency translation, Amounts reclassified from AOCI				0	[1]	0	[1]	0	[2]	0	[2]
Foreign currency translation, Net other comprehensive income (loss)		$ (7)	$ (246)	(235)		(242)		(387)		72		$ 43
Foreign currency translation, Separation-related adjustments				390
Foreign currency translation, Ending Balance		(232)	(242)	(232)		(242)		(387)				(72)
Pension and other employee benefits, Beginning Balance				(52)		(51)		(51)		(44)
Pension and other employee benefits, Other comprehensive (loss) income before reclassifications				(1)		4		(4)		(11)
Pension and other employee benefits, Amounts reclassified from AOCI	[3]	4	1	8	[1]	2		3	[2]	4	[2]
Pension and other employee benefits, Net other comprehensive income (loss)		8	2	7		6		(1)		(7)		(27)
Pension and other employee benefits, Separation-related adjustments				(145)
Pension and other employee benefits, Ending Balance		(190)	(45)	(190)		(45)		(52)		(51)		(44)
Available-for-sale securities, Beginning Balance				7		(13)		(13)
Available-for-sale securities and other, Beginning Balance				6		(13)		(13)		2
Available-for-sale securities, Other comprehensive (loss) income before reclassifications				(17)		(19)
Available-for-sale securities and other, Other comprehensive income before reclassifications								(21)		(19)
Available-for-sale securities, Amounts reclassified from AOCI	[1],[3]			7
Available-for-sale securities and other, Amounts reclassified from AOCI	[2],[3]							40		4
Available-for-sale securities, Net other comprehensive income (loss)		(25)	(10)	(10)		(19)
Available-for-sale securities and other, Net other comprehensive income (loss)								19		(15)		(4)
Available-for-sale securities, Separation-related adjustments				9
Available-for-sale securities and other, Ending Balance								6		(13)		2
Available-for-sale securities, Ending Balance		6	(32)	6		(32)		7		(13)
Hedging activities, Beginning Balance				(1)
Hedging activities, Other comprehensive (loss) income before reclassifications				29
Hedging activities, Amounts reclassified from AOCI	[3]	(8)		(18)	[1]
Hedging activities, Net other comprehensive income (loss)		(4)		11
Hedging activities, Separation-related adjustments				28
Hedging activities, Ending Balance		38		38				(1)
Total, Beginning Balance				(433)		(64)		(64)		(114)
Total, Other comprehensive income (loss) before reclassifications				(224)		(257)		(412)		42
Total, Amounts reclassified from AOCI	[3]	(4)	1	(3)	[1]	2	[1]	43	[2]	8	[2]
Total other comprehensive income (loss), net of tax		(28)	(254)	(227)		(255)		(369)		50		12
Total, Separation-related adjustments				282
Total, Ending Balance		$ (378)	$ (319)	$ (378)		$ (319)		$ (433)		$ (64)		$ (114)

[1]	See table below for details about these reclassifications.
[2]	See table below for details about the reclassifications for the years ended December 31, 2014 and 2013.
[3]	Amounts in parentheses indicate reductions to net income.